Equity (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 22, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 09, 2022	Oct. 08, 2022	Sep. 29, 2022	Mar. 26, 2020
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		5,000,000,000	10,000,000
Common stock, par or stated value per share (in dollars per share)		$ 0.005	$ 0.005
Common stock, shares issued		19,093,315	5,093,315
Common stock, shares outstanding		19,093,315	5,093,315
Share based compensation		$ 10,133	$ 140,467
Paid-in-capital, registered capital and statutory reserves		19,300	15,700
Statutory reserves		0	11,587	405,771
Equity [Member]
Class of Stock [Line Items]
Share based compensation		$ 10,133	$ 140,467	$ 0
IPO [Member]
Class of Stock [Line Items]
Number of warrant purchase	125,000	125,000
Share price	$ 20.00	$ 20.00
Warrant remaining lives		3 years 3 months
Two Consulting Firms [Member]
Class of Stock [Line Items]
Number of ordinary shares granted			14,000
Grant date fair value			$ 150,600
Agreement 1 [Member]
Class of Stock [Line Items]
Sale of common stock							500,000
Consideration amount							$ 277,500
Agreement 2 [Member]
Class of Stock [Line Items]
Common stock, shares issued						500,000
Sale of common stock						500,000
Consideration amount						$ 287,500
Agreement 3 [Member]
Class of Stock [Line Items]
Common stock, shares issued					500,000
Sale of common stock					500,000
Consideration amount					$ 202,500
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)								50,000,000
Common stock, par or stated value per share (in dollars per share)								$ 0.001
Common stock, shares issued							500,000	19,000,000